Deposits (Maturities of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Deposits [Abstract]
2014	$ 136,723
2015	20,503
2016	4,951
2017	4,205
2018	22,889
Total	$ 189,271